Partnership Units and Related Matters	12 Months Ended
Dec. 31, 2015
Partnership Units and Related Matters [Abstract]
Partnership Units and Related Matters

Note 11 — Partnership Units and Related Matters

Public Offerings of Common Units

In July 2012, the Partnership filed with the SEC a universal shelf registration statement that, subject to effectiveness at the time of use, allows the Partnership to issue up to an aggregate of $300.0 million of debt or equity securities (the “2012 Shelf”). The 2012 Shelf expired in August 2015.

In August 2012, the Partnership entered into an Equity Distribution Agreement (the “2012 EDA”) with Citigroup Global Markets Inc. (“Citigroup”) pursuant to which the Partnership may sell, at its option, up to an aggregate of $100.0 million of its common units through Citigroup, as sales agent, under the 2012 Shelf. During the year ended December 31, 2013, the Partnership issued 2,420,046 common units under the 2012 EDA, receiving net proceeds of $94.8 million. We contributed $2.0 million to maintain our 2% general partner interest.

In March 2013, the Partnership entered into a second Equity Distribution Agreement under the 2012 Shelf (the “March 2013 EDA”) with Citigroup, Deutsche Bank Securities Inc. (“Deutsche Bank”), Raymond James & Associates, Inc. (“Raymond James”) and UBS Securities LLC (“UBS”), as sales agents, pursuant to which the Partnership may sell, at its option, up to an aggregate of $200.0 million of the Partnership common units. During the year ended December 31, 2013, the Partnership issued 4,204,751 common units, receiving net proceeds of $197.5 million. We contributed $4.1 million to maintain our 2% general partner interest.

In August 2013, the Partnership entered into an Equity Distribution Agreement under the July 2013 Shelf (the “August 2013 EDA”) with Citigroup, Deutsche Bank, Morgan Stanley & Co. LLC (“Morgan Stanley”), Raymond James, RBC Capital Markets, LLC (“RBC”), UBS and Wells Fargo Securities, LLC (“Wells Fargo”), as its sales agents, pursuant to which the Partnership may sell, at its option, up to an aggregate of $400.0 million of the Partnership’s common units. During the year ended 2013, the Partnership issued 4,259,641 common units under the August 2013 EDA, receiving net proceeds of $225.6 million. We contributed $4.7 million to the Partnership to maintain our 2% general partner interest.

In May 2014, the Partnership entered into an additional equity distribution agreement under the July 2013 Shelf (the “May 2014 EDA”), with Barclays Capital Inc., Citigroup, Deutsche Bank, Jefferies LLC, Morgan Stanley, Raymond James, RBC, UBS and Wells Fargo, as its sales agents, pursuant to which the Partnership may sell, at its option, up to an aggregate of $400 million of the Partnership’s common units.

During the year ended 2014 pursuant to the August 2013 EDA and the May 2014 EDA, the Partnership issued a total of 7,175,096 common units representing total net proceeds of $408.4 million, (net of commissions up to 1% of gross proceeds to its sales agent), which were used to reduce borrowings under the TRP Revolver and for general partnership purposes. We contributed $8.4 million to maintain our 2% general partner interest.

In May 2015, we entered into an additional Equity Distribution Agreement under the April 2015 Shelf (the “May 2015 EDA”), pursuant to which the Partnership may sell through our sales agents, at its option, up to an aggregate of $1.0 billion of its common units. As of December 31, 2015, the Partnership issued 7,377,380 common units under its EDAs, receiving net proceeds of $316.1 million. As of December 31, 2015, approximately $4.2 million of capacity and $835.6 million of capacity remain under the May 2014 and May 2015 EDAs. As of December 31, 2015, we contributed $6.5 million to the Partnership to maintain our 2% general partner interest.

Pursuant to the TRC/TRP Merger Agreement, TRC has agreed to cause the TRP common units to be delisted from the NYSE and deregistered under the Exchange Act. As a result of the completion of the TRC/TRP Merger, the TRP common units are no longer publicly traded.

Issuances of Common Units

As part of the Atlas merger, the Partnership issued 58,614,157 common units to former APL unitholders as consideration for the APL merger, of which 3,363,935 common units represented ATLS’s common unit ownership in APL and were issued to us. We contributed $52.4 million to the Partnership to maintain our 2% general partner interest.

Issuance of Preferred Units

In October 2015, under the Partnership’s automatic shelf registration statement filed in April 2013 and amended by a post-effective amendment filed in October 2015 (the “April 2013 Shelf”), the Partnership completed an offering of 4,400,000 Preferred Units at a price of $25.00 per unit. Pursuant to the exercise of the underwriters’ overallotment option, the Partnership sold an additional 600,000 Preferred Units at a price of $25.00 per unit. The Partnership received net proceeds after costs of approximately $121.1 million. The Partnership used the net proceeds from this offering to reduce borrowings under its senior secured credit facility and for general partnership purposes. The Preferred Units are listed on the NYSE under the symbol “NGLS PRA.”

Distributions on the Preferred Units are cumulative from the date of original issue and are payable monthly in arrears on the 15th day of each month of each year, when, as and if declared by the board of directors of the general partner. Distributions on the Preferred Units will be payable out of amounts legally available therefor from at a rate equal to 9.0% per annum. On and after November 1, 2020, distributions on the Preferred Units will accumulate at an annual floating rate equal to the one-month LIBOR plus a spread of 7.71%.

The Preferred Units will, with respect to anticipated monthly distributions, rank:

•	senior to the Partnership’s common units and to each other class or series of Partnership interests or other equity securities established after the original issue date of the Preferred Units that is not expressly made senior to or pari passu with the Preferred Units as to the payment of distributions;

•	pari passu with any class or series of Partnership interests or other equity securities established after the original issue date of the Preferred Units that is not expressly made senior or subordinated to the Preferred Units as to the payment of distributions;

•	junior to all of the Partnership’s existing and future indebtedness (including (i) indebtedness outstanding under the TRP Revolver, (ii) the Partnership’s 5% Notes, the Partnership’s 4 1⁄8% Notes, the Partnership’s 6 5⁄8% Notes, the Partnership’s 6 7⁄8% Senior Notes due 2021, the Partnership’s 6 3⁄8% Senior Notes due 2022, the Partnership’s 5 1⁄4% Senior Notes due 2023, the Partnership’s 4 1⁄4% Senior Notes due 2023 and the Partnership’s 6 3⁄4% Notes and (iii) indebtedness outstanding under the Partnership’s Securitization Facility and other liabilities with respect to assets available to satisfy claims against us); and

•	junior to each other class or series of Partnership interests or other equity securities established after the original issue date of the Preferred Units that is expressly made senior to the Preferred Units as to the payment of distributions.

At any time on or after November 1, 2020, the Partnership may redeem the Preferred Units, in whole or in part, from any source of funds legally available for such purpose, by paying $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared. In addition, the Partnership (or a third party with its prior written consent) may redeem the Preferred Units following certain changes of control, as described in the Partnership Agreement. If the Partnership (or a third party with its prior written consent) does not exercise this option, then the holders of the Preferred Units have the option to convert the Preferred Units into a number of common units per unit as set forth in the Partnership Agreement. If the Partnership (or a third party with its prior written consent) exercises its redemption rights relating to any Preferred Units, the holders of those Preferred Units will not have the conversion right described above with respect to the Preferred Units called for redemption. Holders of Preferred Units will have no voting rights except for certain exceptions set forth in the Partnership Agreement.

As of December 31, 2015, the Partnership has paid $1.5 million in distributions to its preferred unitholders.

Distributions

In accordance with the Partnership Agreement, the Partnership must distribute all of its available cash, as determined by the general partner, to common unitholders of record within 45 days after the end of each quarter. The following table details the distributions declared and/or paid by the Partnership for the years presented. As a result of the TRC/TRP Merger, which was completed on February 17, 2016, Targa owns all of the outstanding TRP common units.

		Distributions
Three Months Ended	Date Paid	Limited Partners	General Partner				Distributions to Targa Resources Corp.	Distributions per limited partner unit
		Common	Incentive		2%	Total
(In millions, except per unit amounts)
2015
December 31, 2015	February 9, 2016	$152.5	$43.9	(1)	$4.0	$200.4	$61.4	$0.8250
September 30, 2015	November 13, 2015	152.5	43.9	(1)	4.0	200.4	61.4	0.8250
June 30, 2015	August 14, 2015	152.5	43.9	(1)	4.0	200.4	61.4	0.8250
March 31, 2015	May 15, 2015	148.3	41.7	(1)	3.9	193.9	59.0	0.8200

2014
December 31, 2014	February 13, 2015	96.3	38.4		2.7	137.4	51.6	0.8100
September 30, 2014	November 14, 2014	92.3	36.0		2.6	130.9	48.9	0.7975
June 30, 2014	August 14, 2014	89.5	33.7		2.5	125.7	46.3	0.7800
March 31, 2014	May 15, 2014	87.2	31.7		2.4	121.3	44.0	0.7625

2013
December 31, 2013	February 14, 2014	84.0	29.5		2.3	115.8	41.5	0.7475
September 30, 2013	November 14, 2013	79.4	26.9		2.2	108.5	38.6	0.7325
June 30, 2013	August 14, 2013	75.8	24.6		2.0	102.4	35.9	0.7150
March 31, 2013	May 15, 2013	71.7	22.1		1.9	95.7	33.0	0.6975

(1)	Pursuant to the IDR Giveback Amendment in conjunction with the Atlas mergers, IDR’s of $9.375 million were allocated to common unitholders in each of the quarters for 2015. The IDR Giveback Amendment covers sixteen quarterly distribution declarations following the completion of the Atlas mergers on February 27, 2015 and resulted in reallocation of IDR payments to common unitholders in the following amounts: $9.375 million per quarter for 2015. The IDR Giveback will result in reallocation of IDR payments to common unitholders of $6.25 million in the first quarter for 2016.